Risks and Uncertainties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Risks and Uncertainties [Line Items]
Bank balance (in Dollars)	$ 5,470
Board [Member]
Risks and Uncertainties [Line Items]
Bank balance (in Dollars)	64,000
Hong Kong [Member]
Risks and Uncertainties [Line Items]
Bank balance (in Dollars)	$ 5,470
Customer Concentration Risk [Member] | One Customer [Member] | Revenue Benchmark [Member]
Risks and Uncertainties [Line Items]
Customer concentration risk percentage	36.10%	32.40%
Customer Concentration Risk [Member] | Two Customers [Member] | Revenue Benchmark [Member]
Risks and Uncertainties [Line Items]
Customer concentration risk percentage	11.40%	15.30%
Customer Concentration Risk [Member] | Two Customers [Member] | Accounts Receivable [Member]
Risks and Uncertainties [Line Items]
Customer concentration risk percentage	14.60%	14.50%
Customer Concentration Risk [Member] | One Customers [Member] | Accounts Receivable [Member]
Risks and Uncertainties [Line Items]
Customer concentration risk percentage	26.50%	21.00%
Customer Concentration Risk [Member] | Three Customers [Member] | Accounts Receivable [Member]
Risks and Uncertainties [Line Items]
Customer concentration risk percentage	13.80%	13.20%
Customer Concentration Risk [Member] | Four Customers [Member] | Accounts Receivable [Member]
Risks and Uncertainties [Line Items]
Customer concentration risk percentage	10.20%	12.80%
Customer Concentration Risk [Member] | Five Customers [Member] | Accounts Receivable [Member]
Risks and Uncertainties [Line Items]
Customer concentration risk percentage		11.90%